UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund (formerly, Eaton Vance California Municipal Income Fund)

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 108.6%

Security	Principal Amount (000’s omitted)	Value
Education — 8.0%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,129,040
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	242,918
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	419,280
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,243,152
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,017,480
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	508,527
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	339,291
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,064,676
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,111,603
California State University, 5.25%, 11/1/31	1,465	1,682,919

		$11,758,886

Electric Utilities — 11.6%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/22	$1,000	$1,201,420
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,042,415
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,832,419
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,161,136
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,694,934
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,285,239
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,441,772
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,398,892

		$17,058,227

General Obligations — 20.6%
California, 5.00%, 2/1/31	$820	$927,543
California, 5.50%, 11/1/35	2,500	2,965,750
California, 6.00%, 4/1/38	1,000	1,167,570
Escondido, 5.00%, 9/1/26	1,000	1,194,780
Fremont Union High School District, 5.00%, 8/1/26	375	451,084
Fremont Union High School District, 5.00%, 8/1/27	210	250,379
Long Beach Community College District, 5.00%, 6/1/24	555	674,253
Los Angeles Community College District, 5.00%, 6/1/26	1,700	2,090,830
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,785,884
Riverside Community College District, (Election of 2004), 0.00%, 8/1/26(2)	2,505	1,677,624
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,166,001
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(3)	5,400	6,073,002
Sonoma Valley Unified School District, (Election of 2010), 5.00%, 8/1/27	250	296,742
Southwestern Community College District, (Election of 2008), 0.00%, 8/1/22(2)	750	614,407
Southwestern Community College District, (Election of 2008), 0.00%, 8/1/23(2)	1,000	778,540
Southwestern Community College District, (Election of 2008), 0.00%, 8/1/24(2)	740	549,147
Southwestern Community College District, (Election of 2008), 0.00%, 8/1/25(2)	1,090	761,888
Yuba Community College District, 5.00%, 8/1/27	2,445	2,865,687

		$30,291,111

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	$1,855	$2,139,835
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,765,175
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	810,860
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,151,913
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,669,140
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,703,460
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,544,860
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	112,840
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	222,470
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	179,685
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	112,558
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	160,317
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	562,420
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,776,576
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,019,180
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,349,777

		$19,281,066

Industrial Development Revenue — 0.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(4)	$265	$271,604

		$271,604

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$1,881,060

		$1,881,060

Insured-Escrowed/Prerefunded — 2.8%
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	$3,925	$4,225,655

		$4,225,655

Insured-Lease Revenue/Certificates of Participation — 3.2%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/23	$2,000	$1,561,200
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	3,880	2,045,536
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,169,124

		$4,775,860

Insured-Special Tax Revenue — 3.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$915,366
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	480,028
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	380	430,840
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	950	1,054,605
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/32	425	479,234
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/33	385	433,806
Successor Agency to San Ramon Redevelopment Agency, (BAM), 5.00%, 2/1/24	1,000	1,170,440

		$4,964,319

Insured-Transportation — 3.6%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,282,302
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,694,928
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,396,536

		$5,373,766

Lease Revenue/Certificates of Participation — 2.0%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$2,887,545

		$2,887,545

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 4.1%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$689,993
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	559,205
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	865,121
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	1,555	1,682,215
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(4)	250	253,613
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(4)	1,000	1,162,520
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	789,939

		$6,002,606

Special Tax Revenue — 17.4%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$887,110
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	427,483
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	677,249
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,570	1,790,161
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	390	404,399
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	622,740
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	496,448
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	478,661
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	578,719
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	381,427
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	850,479
Jurupa Public Financing Authority, 5.00%, 9/1/27	930	1,059,558
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,402,513
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	592,706
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	293,657
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	409,461
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	289,645
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	856,408
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	341,963
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,651,560
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,142,410
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	995,027
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	583,922
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	875,781
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/32	1,515	1,726,282
Torrance Redevelopment Agency, 5.625%, 9/1/28	850	850,927
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,035,830
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	901,287

		$25,603,813

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 13.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(5)	$4,005	$4,595,217
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,266,879
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(3)	3,080	3,481,940
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,019,720
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,883,200
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,068,432

		$20,315,388

Water and Sewer — 3.5%
California Department of Water Resources, 5.00%, 12/1/29	$45	$50,121
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,306,700
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,845,000

		$5,201,821

Total Tax-Exempt Municipal Securities — 108.6% (identified cost $148,670,871)		$159,892,727

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,085,340

Total Taxable Municipal Securities — 1.4% (identified cost $2,000,000)		$2,085,340

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
Dignity Health, 3.812%, 11/1/24	860	$880,457

Total Corporate Bonds & Notes — 0.6% (identified cost $860,000)		$880,457

Total Investments — 110.6% (identified cost $151,530,871)		$162,858,524

Other Assets, Less Liabilities — (10.6)%		$(15,643,243)

Net Assets — 100.0%		$147,215,281

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

4

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 13.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 5.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,194,942.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $1,687,737 or 1.1% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	60 U.S. 10-Year Treasury Note	Short	$(7,636,786)	$(7,570,313)	$66,473
9/15	17 U.S. Long Treasury Bond	Short	(2,629,789)	(2,564,344)	65,445

					$131,918

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $131,918.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,928,088

Gross unrealized appreciation	$12,526,810
Gross unrealized depreciation	(1,116,374)

Net unrealized appreciation	$11,410,436

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

5

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$159,892,727	$—	$159,892,727
Taxable Municipal Securities	—	2,085,340	—	2,085,340
Corporate Bonds & Notes	—	880,457	—	880,457
Total Investments	$—	$162,858,524	$—	$162,858,524
Futures Contracts	$131,918	$—	$—	$131,918
Total	$131,918	$162,858,524	$—	$162,990,442

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.4%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,525,520
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,693,052
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,048,043

		$12,266,615

Education — 13.1%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,100	$1,243,935
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,176,278
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,048,640
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,530,760
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,592,250

		$21,591,863

Escrowed/Prerefunded — 5.4%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$1,105	$1,239,567
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,661,450
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,120	1,226,792
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	685	699,481

		$8,827,290

General Obligations — 20.0%
Danvers, 5.25%, 7/1/36	$2,800	$3,236,688
Lexington, 4.00%, 2/1/22	1,315	1,491,105
Lexington, 4.00%, 2/1/23	1,095	1,247,643
Massachusetts, 5.00%, 12/1/31	5,000	5,715,350
Newton, 5.00%, 4/1/36	4,500	5,073,030
Plymouth, 5.00%, 5/1/26	710	816,493
Plymouth, 5.00%, 5/1/28	1,160	1,320,590
Plymouth, 5.00%, 5/1/31	1,090	1,229,509
Plymouth, 5.00%, 5/1/32	1,000	1,124,530
Wayland, 5.00%, 2/1/33	1,790	2,026,101
Wayland, 5.00%, 2/1/36	2,680	3,000,073
Wellesley, 4.00%, 6/1/24	2,030	2,317,813
Wellesley, 4.00%, 6/1/25	1,790	2,040,904
Wellesley, 4.00%, 6/1/26	1,235	1,388,387
Winchester, 5.00%, 4/15/36	775	868,140

		$32,896,356

Hospital — 12.1%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,207,426
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,076,624
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/28	4,275	4,937,155

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$1,900	$2,257,485
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,199,299
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,380,039
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,332,450
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,749,227
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	812,070

		$19,951,775

Industrial Development Revenue — 1.4%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,251,546

		$2,251,546

Insured-Education — 7.8%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,118,500
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	6,749,161

		$12,867,661

Insured-Escrowed/Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$150	$164,302

		$164,302

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,552,189

		$1,552,189

Insured-Special Tax Revenue — 8.2%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,063,530
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,151,434
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,362,850

		$13,577,814

Insured-Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,170	$1,233,215
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,680	1,699,169

		$2,932,384

Insured-Transportation — 6.9%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,928,496
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,410,837

		$11,339,333

Other Revenue — 3.0%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,785,490
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,341,149
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,768,241

		$4,894,880

Senior Living/Life Care — 3.3%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,401,330

2

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$586,005
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	434	434,317
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	617,103
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,396,621

		$5,435,376

Special Tax Revenue — 6.1%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$471,958
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,485,362
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,166,220
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,561,768
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,415,577

		$10,100,885

Transportation — 5.1%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$3,500	$4,166,575
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,276,387

		$8,442,962

Water and Sewer — 1.3%
Boston Water and Sewer Commission, 5.00%, 11/1/29	$1,505	$1,711,486
Massachusetts Water Resources Authority, 5.25%, 12/1/15	440	448,153

		$2,159,639

Total Tax-Exempt Investments — 103.9% (identified cost $154,370,435)		$171,252,870

Other Assets, Less Liabilities — (3.9)%		$(6,357,831)

Net Assets — 100.0%		$164,895,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 24.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $5,699,587 or 3.5% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,109,161.

3

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	100 U.S. Long Treasury Bond	Short	$(15,398,837)	$(15,084,375)	$314,462

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $314,462.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,357,224

Gross unrealized appreciation	$17,894,868
Gross unrealized depreciation	(389,222)

Net unrealized appreciation	$17,505,646

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$171,252,870	$—	$171,252,870
Total Investments	$—	$171,252,870	$—	$171,252,870
Futures Contracts	$314,462	$—	$—	$314,462
Total	$314,462	$171,252,870	$—	$171,567,332

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

National Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 105.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$13,060	$15,478,843
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	16,052,911
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	27,115	27,708,818

		$59,240,572

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$13,190,747

		$13,190,747

Education — 6.2%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	$45,615	$50,050,146
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	13,720	16,516,822
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/25	3,500	4,355,015
New York Dormitory Authority, (State University), 5.00%, 7/1/27	5,000	5,856,350
New York Dormitory Authority, (State University), 5.00%, 7/1/28	2,500	2,907,025
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	9,723,791
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,670,928
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	41,014,130
University of California, 5.25%, 5/15/36	7,080	8,282,821
University of California, 5.25%, 5/15/37	13,000	15,142,660
University of California, 5.25%, 5/15/38	7,700	8,898,043
University of Massachusetts Building Authority, 5.00%, 11/1/31	7,450	8,707,709
University of Missouri, 5.00%, 11/1/24	3,000	3,675,990
University of Virginia, 5.00%, 8/1/21	10,650	12,721,958

		$199,523,388

Electric Utilities — 8.5%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/22	$4,000	$4,805,680
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,826,790
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	8,000	8,258,240
Omaha, NE, Public Power District, 5.00%, 2/1/31	15,355	17,675,755
Omaha, NE, Public Power District, 5.00%, 2/1/39	12,405	14,005,989
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,815	7,647,043
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	7,040	7,773,568
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,276,582
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	11,144,600
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	26,112,825
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	31,826,300
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	29,976,072
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	56,794,035

		$271,123,479

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.2%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,939,136
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	1,450	1,372,512
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,180,400

		$5,492,048

General Obligations — 20.2%
Alabama, 5.00%, 8/1/24(2)(3)	$22,260	$27,321,034
California, 5.00%, 10/1/24	9,755	11,843,350
California, 5.00%, 3/1/25	20,000	24,175,400
California, 5.00%, 3/1/26	20,000	23,989,400
California, 5.00%, 10/1/26	13,200	15,655,728
California, 5.00%, 10/1/27	6,370	7,496,598
California, 5.00%, 2/1/31	17,595	19,902,584
California, 5.00%, 2/1/38	26,290	29,192,416
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	13,320	15,690,827
Honolulu City and County, HI, 5.00%, 10/1/28	5,550	6,596,009
Honolulu City and County, HI, 5.00%, 10/1/31	8,265	9,674,513
Illinois, 5.00%, 5/1/26	24,650	26,061,212
Illinois, 5.25%, 7/1/30	11,005	11,509,359
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/29	2,620	2,925,230
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/30	4,105	4,560,860
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,697,402
Maryland, 5.00%, 8/1/23	17,150	20,881,840
Massachusetts, 5.00%, 7/1/37(4)	10,000	11,410,900
Mississippi, Series 2015A, 5.00%, 10/1/27	11,475	13,725,133
Mississippi, Series 2015C, 5.00%, 10/1/27	14,190	16,972,517
New Hampshire, 5.00%, 3/1/26	3,000	3,645,480
Newton, MA, 5.00%, 4/1/39	3,310	3,725,041
North Carolina, 5.00%, 6/1/22	10,000	12,016,700
Pennsylvania, 4.00%, 3/15/34	10,000	10,103,900
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,136,600
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	46,350,529
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	64,553,762
Seward County, KS, Unified School District No. 480, 5.00%, 9/1/33	10,000	11,050,200
Texas, (Texas Transportation Commission), 5.00%, 10/1/25(2)(3)	30,800	36,878,688
Virginia, 5.00%, 6/1/21	14,680	17,460,098
Virginia, 5.00%, 6/1/22	14,980	18,001,017
Washington, Series 2011B, 5.00%, 2/1/33	20,000	22,475,800
Washington, Series 2014D, 5.00%, 2/1/33	21,325	24,237,782
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, OR, 5.00%, 6/15/27	14,820	17,760,733
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,002,078
Wisconsin, 5.00%, 5/1/35	16,500	18,665,460

		$648,346,180

Health Care - Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$482	$481,870
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	517	517,382

		$999,252

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,317,823
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	41,749,920
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,506,683
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	29,087,879
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,655,960
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	30,000	36,332,100
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/34	5,000	5,474,900
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,010,106
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,683,437
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,455,884
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	11,278,917
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	12,500	13,882,875
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,906,615
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	25,140	27,816,153

		$254,159,252

Housing — 1.2%
Connecticut Housing Finance Authority, (SPA: JPMorgan Chase Bank, N.A.), 0.03%, 5/15/39(12)	$15,650	$15,650,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	9,926,801
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35(7)	12,020	12,284,800

		$37,861,601

Industrial Development Revenue — 2.5%
Amelia County, VA, Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,106,478
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	870	874,272
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,886,660
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,886,764
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	2,420	2,419,540
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	420	451,471
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	32,045,678
Wickliffe, KY, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,492

		$78,741,355

Insured-Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,315,337

		$1,315,337

Insured-Electric Utilities — 0.3%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$462,860
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,246,173
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	7,924,663
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	776,756
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	154,080

		$10,564,532

Insured-General Obligations — 0.7%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$7,999,000
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	4,824,917
New Haven, CT, (AGM), 5.00%, 8/1/23	6,925	8,110,214
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,534,845

		$22,468,976

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$7,858,812
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,616,160

		$21,474,972

Insured-Lease Revenue/Certificates of Participation — 0.0%(5)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$770	$952,451
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	408,194

		$1,360,645

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$27,546,206
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	6,075,750
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,413,517
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,989,049

		$54,024,522

Insured-Special Tax Revenue — 2.5%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,633,180
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,823,697
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	564,705
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	932,140
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	11,697,835
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	33,220,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	15,732,672

		$79,604,349

Insured-Student Loan — 1.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$30,175	$31,805,355
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	15,975	16,157,275

		$47,962,630

Insured-Transportation — 4.9%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$11,543,175
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	19,889,565
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,588,173
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,802,820
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	58,690	70,847,046
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	3,410	3,668,410
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	951,640
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,518,247
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	571,816
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,019,646

		$157,400,538

Lease Revenue/Certificates of Participation — 2.6%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$38,660	$44,768,667
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,925	38,041,874

		$82,810,541

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,305	$7,795,571

		$7,795,571

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 6.5%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$9,530	$10,971,222
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	14,295	16,496,430
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	62,140
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.873%, 8/1/19 (Put Date), 11/1/39(9)	8,300	8,312,201
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(6)	14,500	14,618,030
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,438,800
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/33	10,000	11,377,300
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	13,055	14,705,021
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,863,240
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,214,440
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	13,830,112
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	26,135	31,151,875
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,298,705
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,232,503
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	37,324,089

		$206,896,108

Senior Living/Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,168
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,421,832

		$11,522,000

Special Tax Revenue — 9.0%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/33	$3,000	$3,415,830
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/34	3,000	3,408,180
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	386,379
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	415,410
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	525	526,313
Jackson County, MO, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/26	3,470	4,047,061
Louisiana, 5.00%, 6/15/31	5,950	6,813,286
Louisiana, Gasoline and Fuels Tax Revenue, 4.50%, 5/1/39	10,900	11,603,707
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(10)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	420	408,013
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	328,709
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/29	10,000	11,659,500
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/32	15,870	18,240,978
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34	21,960	25,026,055
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35	12,895	14,638,404
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	11,290,500
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/26(2)	10,800	12,937,212
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/27(2)	9,000	10,695,600
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28(2)	14,000	16,489,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/31	17,930	20,741,424

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	$28,500	$32,850,525
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/31	5,120	5,905,203
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/32	14,210	16,218,583
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/33	12,995	14,860,692
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	3,294,112
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(2)	20,940	25,327,139
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	515	496,166
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	375	328,545
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,290,159
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,487,600
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,590,410

		$286,720,895

Student Loan — 0.7%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,258,392
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,280,459
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	2,160	2,161,685

		$23,700,536

Transportation — 20.1%
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	$10,000	$11,127,200
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,750	7,410,960
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,590,200
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,726,100
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,942,920
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	24,743,859
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,970,161
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	11,680	13,114,070
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	7,980,098
Illinois Toll Highway Authority, 5.00%, 1/1/30	1,000	1,114,160
Illinois Toll Highway Authority, 5.00%, 1/1/31	1,000	1,110,270
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,764,050
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,248,038
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	14,883,829
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,561,398
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	30,937,809
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,139,600
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	10,000	11,223,600
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	12,000	13,707,720
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	22,718,172
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,500	3,967,495
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	27,279,750
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.27%, 12/15/21 (Put Date), 6/15/34(9)	35,000	34,128,150
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	26,650	29,434,925
New Jersey Turnpike Authority, 5.00%, 1/1/28	10,000	11,277,500
New Jersey Turnpike Authority, 5.00%, 1/1/31	10,000	11,306,400
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	9,860	11,155,012
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,541,550
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,141,147
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	13,827,418

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	$12,125	$12,792,966
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	27,038,000
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,958,800
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	13,119,249
Port Authority of New York & New Jersey, (AMT), 5.00%, 10/15/36	17,525	19,058,963
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	31,684,530
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	34,952,984
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,326,116
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	8,000	8,644,320
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	43,712,562

		$645,362,051

Water and Sewer — 4.8%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$23,850,450
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,259,334
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	59,077,382
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/28	4,150	4,983,362
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,638,822
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,335,826
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	42,030	47,245,923

		$154,391,099

Total Tax-Exempt Municipal Securities — 105.6% (identified cost $3,209,037,727)		$3,384,053,176

Taxable Municipal Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
University of North Carolina at Chapel Hill, 3.847%, 12/1/34	$10,380	$10,330,903

		$10,330,903

General Obligations — 1.5%
Massachusetts, 4.50%, 8/1/31(11)	$18,525	$19,784,700
Texas, (Texas Transportation Commission), 4.631%, 4/1/33(11)	15,600	17,001,816
Utah, 3.539%, 7/1/25(11)	11,200	11,729,536

		$48,516,052

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$35,711,447

		$35,711,447

Total Taxable Municipal Securities — 3.0% (identified cost $93,850,597)		$94,558,402

Corporate Bonds & Notes — 1.7%

Security	Principal Amount (000’s omitted)	Value
Education — 1.2%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$32,950	$33,321,973
Northwestern University, 3.688%, 12/1/38	6,665	6,388,236

		$39,710,209

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
AHS Hospital Corp., 5.024%, 7/1/45	$6,050	$5,959,734
Dignity Health, 3.812%, 11/1/24	10,050	10,289,059

		$16,248,793

Total Corporate Bonds & Notes — 1.7% (identified cost $55,797,837)		$55,959,002

Total Investments — 110.3% (identified cost $3,358,686,161)		$3,534,570,580

Other Assets, Less Liabilities — (10.3)%		$(330,339,812)

Net Assets — 100.0%		$3,204,230,768

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At June 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.7%
Texas	17.1%
California	16.1%
Others, representing less than 10% individually	57.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 3.7% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $103,927,055.

(4)	When-issued security.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $41,694,962 or 1.3% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(12)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2015.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	2,000 U.S. Long Treasury Bond	Short	$(309,386,866)	$(301,687,500)	$7,699,366

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $7,699,366.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,886,103,659

Gross unrealized appreciation	$255,975,010
Gross unrealized depreciation	(47,833,089)

Net unrealized appreciation	$208,141,921

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,384,053,176	$—	$3,384,053,176
Taxable Municipal Securities	—	94,558,402	—	94,558,402
Corporate Bonds & Notes	—	55,959,002	—	55,959,002
Total Investments	$—	$3,534,570,580	$—	$3,534,570,580
Futures Contracts	$7,699,366	$—	$—	$7,699,366
Total	$7,699,366	$3,534,570,580	$—	$3,542,269,946

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.3%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,662,934
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,245,292

		$15,908,226

Cogeneration — 1.0%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,650	$3,650,183

		$3,650,183

Education — 23.5%
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	$300	$348,816
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	286,173
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	250	283,210
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	645,208
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	554,118
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,156,095
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,317,537
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,002,688
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,786,800
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,245,950
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,319,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,825,725
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	638,244
New York Dormitory Authority, (New York University), 5.00%, 7/1/21	1,000	1,184,770
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	3,500	4,124,260
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,392,700
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,722,810
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,175,955
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,267,120
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	288,900
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,615,230
New York Dormitory Authority, (State University), 5.00%, 7/1/20	7,060	8,169,267
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,251,580
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,236,835
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,025,911
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,678,601
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,026,020

		$86,570,023

Electric Utilities — 5.5%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,387,256
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,025,750
New York Power Authority, 5.00%, 11/15/31	1,000	1,132,090
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,770,245

1

Security	Principal Amount (000’s omitted)	Value
Utility Debt Securitization Authority, 5.00%, 12/15/33	$2,895	$3,327,021
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,678,905
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	1,910,129

		$20,231,396

Escrowed/Prerefunded — 1.7%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$2,605	$3,044,438
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	3,155	3,344,710

		$6,389,148

General Obligations — 3.9%
New York, 5.00%, 12/15/30	$5,000	$5,772,750
New York City, 5.30%, 4/1/27	250	283,310
New York City, 5.375%, 4/1/36	5,000	5,663,750
New York City, 6.25%, 10/15/28	1,395	1,620,181
Saratoga County, 4.75%, 7/15/37	1,000	1,077,650

		$14,417,641

Health Care - Miscellaneous — 0.0%(2)
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$125	$125,615

		$125,615

Hospital — 10.0%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$276,690
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	276,480
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/32	200	220,682
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/33	150	165,636
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	422,666
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,849,086
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,830	1,833,642
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,264,790
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,907,330
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,296,277
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,610,656
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,562,426
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,096,331
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,753,602
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	695,987
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,150,298
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,423,357

		$36,805,936

Housing — 2.1%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,583,335
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,004,860
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,081,480

		$7,669,675

2

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.7%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$5,957,040
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	3,750	3,733,125
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	4,575,032
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(3)	2,580	2,613,230
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	295	299,605

		$17,178,032

Insured-Education — 2.7%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,568,682
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,450,655

		$10,019,337

Insured-Electric Utilities — 1.3%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$4,937,268

		$4,937,268

Insured-Escrowed/Prerefunded — 4.7%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,956,060
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,180,002
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	11,042,040

		$17,178,102

Insured-General Obligations — 2.6%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,108,644
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,027,051
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,652,758

		$9,788,453

Insured-Other Revenue — 2.6%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$5,856,675
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,412,923
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,328,979

		$9,598,577

Insured-Water and Sewer — 0.7%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,572,138

		$2,572,138

Lease Revenue/Certificates of Participation — 3.3%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,182,346

		$12,182,346

Other Revenue — 5.7%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$4,992,095
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,454,040
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,887,942
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,112,290
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,226,952
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	3,500	3,528,490
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,714,300

		$20,916,109

3

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.2%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,736
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	760,147
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	317,953
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,595,294

		$4,474,130

Special Tax Revenue — 10.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,514,722
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,793,684
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,660,450
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,698,795
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,176,720
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	2,917,075
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,303,220
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	5,995,050
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	5,957,650
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,131,826

		$40,149,192

Transportation — 7.0%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,664,474
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,904,985
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,046,905
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,409,168
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,502,794
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,354,244
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,977,850
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,092,690

		$25,953,110

Water and Sewer — 2.3%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$330,197
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	316,631
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	174,666
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	271,774
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	260,430
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	251,129
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	242,161
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,673,655
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,132,390
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(4)	3,450	3,878,145

		$8,531,178

Total Tax-Exempt Investments — 101.7% (identified cost $340,830,833)		$375,245,815

4

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(3)(5)	400	$1,126,074

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,126,074

Total Investments — 102.0% (identified cost $342,110,833)		$376,371,889

Other Assets, Less Liabilities — (2.0)%		$(7,284,171)

Net Assets — 100.0%		$369,087,718

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 5.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $11,000,919 or 3.0% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,578,145.

(5)	Non-income producing.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	128 U.S. Long Treasury Bond	Short	$(19,800,759)	$(19,308,000)	$492,759

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

5

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $492,759.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$320,475,489

Gross unrealized appreciation	$34,802,112
Gross unrealized depreciation	(1,055,712)

Net unrealized appreciation	$33,746,400

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$375,245,815	$—	$375,245,815
Miscellaneous	—	1,126,074	—	1,126,074
Total Investments	$—	$376,371,889	$—	$376,371,889
Futures Contracts	$492,759	$—	$—	$492,759
Total	$492,759	$376,371,889	$—	$376,864,648

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2015 is not presented.

At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Ohio Municipal Income Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$365	$368,825
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	856,305
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,180,220
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,175	4,266,433

		$6,671,783

Education — 7.9%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,840,075
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,313,240
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	616,066
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,240,720
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	616,176
Ohio State University, 5.00%, 12/1/29	1,060	1,301,065
Wright State University, 5.00%, 5/1/31	1,000	1,090,640

		$13,017,982

Electric Utilities — 0.8%
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	$1,215	$1,257,865

		$1,257,865

Escrowed/Prerefunded — 0.9%
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	$1,300	$1,426,763
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	57,200

		$1,483,963

General Obligations — 3.3%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,129,260
Highland Local School District, 5.50%, 12/1/36	1,000	1,124,660
Lakewood City School District, 5.00%, 12/1/33	1,000	1,135,780
Lakewood City School District, 5.00%, 11/1/36	1,330	1,484,453
Princeton City School District, 5.00%, 12/1/35	500	567,455

		$5,441,608

Hospital — 12.8%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,673,513
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,729,450
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,044,525
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,314,492
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,286,250
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,128,080
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	482,857
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,288,944
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,566,711

1

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	$1,500	$1,677,780
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	497,696
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	228,431

		$20,918,729

Industrial Development Revenue — 1.9%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,388,378
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	788,854

		$3,177,232

Insured-Education — 4.9%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,420,449
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,605	2,732,879
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,908,791

		$8,062,119

Insured-Electric Utilities — 7.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$276,999
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,598,016
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,041,160
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,089,950
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,664,475
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,025,465
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	940,529

		$11,636,594

Insured-Escrowed/Prerefunded — 9.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,493,186
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	3,700	3,773,556
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,593,975
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/16, 5.00%, 12/1/30	165	175,402
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	878,149
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,296,443
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,819,145
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,308,325

		$15,338,181

Insured-General Obligations — 25.3%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,408,394
Cincinnati City School District, (AGC), (FGIC), 5.25%, 12/1/29(1)	7,500	9,274,425
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,601,485
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,100,780
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,463,002
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,483,020
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,075,800
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,075,033

		$41,481,939

Insured-Hospital — 2.0%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.273%, 2/1/29(2)(3)(4)	$2,575	$3,242,234

		$3,242,234

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 8.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,284,836
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,201,000
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,621,350
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	5,000	4,842,250

		$13,949,436

Lease Revenue/Certificates of Participation — 1.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$168,034
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,670,835

		$1,838,869

Other Revenue — 2.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,898,396
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,568,526

		$4,466,922

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$620,693
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,024,795

		$1,645,488

Special Tax Revenue — 5.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,119,760
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,112,900
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,143,610
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28(5)	2,000	2,332,520
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,177,020
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	661,166
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,077,992

		$8,624,968

Water and Sewer — 2.7%
Cincinnati Water System Authority, 4.50%, 12/1/23(6)	$3,000	$3,161,610
Northeast Ohio Regional Sewer District, 5.00%, 11/15/27	1,000	1,180,840

		$4,342,450

Total Tax-Exempt Investments — 101.7% (identified cost $152,117,419)		$166,598,362

Other Assets, Less Liabilities — (1.7)%		$(2,808,265)

Net Assets — 100.0%		$163,790,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 56.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 19.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $3,242,234 or 2.0% of the Fund’s net assets.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2015.

(5)	When-issued security.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	85 U.S. Long Treasury Bond	Short	$(13,148,942)	$(12,821,719)	$327,223

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $327,223.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,087,596

Gross unrealized appreciation	$14,729,768
Gross unrealized depreciation	(219,002)

Net unrealized appreciation	$14,510,766

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$166,598,362	$—	$166,598,362
Total Investments	$—	$166,598,362	$—	$166,598,362
Futures Contracts	$327,223	$—	$—	$327,223
Total	$327,223	$166,598,362	$—	$166,925,585

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015